E.I.I. Realty Securities Trust
                               667 Madison Avenue
                                   16th Floor
                               New York, NY 10021


                                November 2, 2000


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549

              Re: E.I.I. Realty Securities Trust
                  File Nos. 333-45959; 811-08649; CIK: 0001054556
                  -----------------------------------------------

Ladies and Gentlemen:

         On behalf of E.I.I. Realty Securities Trust (the "Registrant"), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and Statement of Additional Information for the E.I.I. Realty Securities Fund, a series of the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (the "Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on October 27, 2000.

         If you have any questions or comments regarding this filing, please call S. Elliott Cohan at (212) 715-9512.

                                       Very truly yours,


                                       E.I.I. Realty Securities Trust



                                       By: /s/ Alissa R. Fox
                                          -----------------------------
                                           Alissa R. Fox
                                           Treasurer